Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Net loss	$ (4,594,288)	$ (3,674,304)	$ (8,147,268)
Items not affecting cash:
Accretion	0	0	107,376
Accrued interest	603,282	493,901	583,883
Amortization	1,436,058	1,260,439	1,261,964
Allowance for VAT	0	0	48,375
Gain on sale of towers	(1,763,936)	(453,216)	(664,446)
Deferred income tax recovery	0	0	(322,289)
Foreign exchange	952,316	962,181	2,719,037
Gain on net monetary position	(64,322)	(1,323,265)	(1,921,376)
Share-based compensation	130,000	0	0
Impairment	1,450,196	441,292	1,306,767
Impairment of advances and loans receivable	0	0	224,975
Loss on extinguishment of debt	0	0	393,026
Changes in non-cash working capital items	(3,566,169)	2,691,191	7,529,242
Cash provided by (used in) operating activities	(5,416,863)	398,219	3,119,626
Cash flows from investing activities
Cash received from disposition	0	72,396	258,001
Cash paid for acquisitions	(36,243)	0	(106,121)
Cash received in acquisition of T3 Ecuador	1,218	0	0
Cash received on sale of towers	3,795,509	1,204,942	0
Addition of property and equipment	(5,834,167)	(2,656,546)	(3,634,144)
Cash used in investing activities	(2,073,683)	(1,379,208)	(3,482,264)
Cash flows from financing activities
Units issued for cash, net	6,066	0	0
Repayment of convertible debts	0	(745,000)	(750,000)
Proceeds from (repayment of) bonds payable, net	(49,846)	0	859,560
Loans received	12,388,018	2,533,479	1,173,953
Repayment of loans	(200,694)	(66,258)	(1,467,004)
Loans from related parties	0	713,646	1,969,187
Repayment of loans from related parties	(2,749,778)	(833,951)	(1,140,500)
Lease payments	(1,009,469)	(553,130)	(570,512)
Cash provided by financing activities	8,373,297	1,048,786	74,684
Foreign exchange on cash	42,876	(1,667)	(1,520)
Change in cash	936,627	66,130	(289,474)
Cash, beginning	122,759	56,629	346,103
Cash, ending	1,059,386	122,759	56,629
Property and equipment additions in accounts payable and accrued liabilities	2,433,874	901,653	1,019,581
Cash paid for interest	1,513,947	368,390	635,717
Cash paid for income taxes	$ 0	$ 0	$ 0